Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	13 years 7 months 6 days	13 years 7 months 6 days	14 years 9 months 18 days
Operating lease, weighted average discount rate	4.07%	4.07%	4.30%
Short-term lease cost	¥ 547	$ 77	¥ 424	¥ 475
Lease Term Of Contract	12 months	12 months
Operating lease cost	¥ 3,500	$ 498	¥ 3,500	¥ 3,200